Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Reconciliation of Changes in Goodwill

	December 31 2019 $	December 31 2018 $

Gross goodwill, beginning of the year	1,799.2	1,734.6
Acquisitions	90.1	96.3
Disposals (note 8)	-	(120.2)
Impact of foreign exchange	(59.5)	88.5

Gross goodwill, end of the year	1,829.8	1,799.2

Accumulated impairment losses, beginning of the year	(178.0)	(178.0)
Impairment of goodwill - discontinued operations (note 8)	-	(53.0)
Disposals - discontinued operations (note 8)	-	53.0

Accumulated impairment losses, end of the year	(178.0)	(178.0)

Net goodwill, end of the year	1,651.8	1,621.2

Schedule of Goodwill Allocated	Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31 2019 $	December 31 2018 $

Canada	358.2	358.2
United States	956.0	1,003.7
Global	337.6	259.3

Allocated	1,651.8	1,621.2